Financial Instruments by Category - Schedule of Categories of Financial Instruments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets	[1]	¥ 3,609	$ 516	¥ 9,846
Cash and bank balances		2,470,085	353,217	1,261,211	¥ 1,093,833
Financial assets at FVTPL		4,000	572	1,141
Financial assets included in other non-current assets	[1]	690	99	2,439
Total		2,727,322	390,002	1,356,639
Interest-bearing bank and other borrowings (current and non-current portions)		8,340	1,194	29,344
Financial assets at fair value through profit or loss [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets
Cash and bank balances
Trade receivables
Financial assets at FVTPL		4,000		1,141
Financial assets included in other non-current assets
Total		4,000		1,141
Financial assets at amortized cost [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets		3,609		9,846
Cash and bank balances		2,470,085		1,261,211
Trade receivables		252,938		83,143
Financial assets at FVTPL
Financial assets included in other non-current assets		690		2,439
Total		2,727,322		1,356,639
Financial Assets [Member]
Schedule of Categories of Financial Instruments [Line Items]
Financial assets included in prepayments, other receivables and other assets		3,609	516	9,846
Cash and bank balances		2,470,085	353,217	1,261,211
Trade receivables		252,938	36,170	83,143
Financial assets at FVTPL		4,000	572	1,141
Financial assets included in other non-current assets		690	99	2,439
Total		2,731,322	390,574	1,357,780
Financial liabilities at amortized cost [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions)		1,979,719		1,668,497
Other non-current liabilities		5,657
Trade payables		106,740		91,966
Financial liabilities included in other payables and accruals		138,482		103,014
Long-term payables (current and non-current portion)				6,274
Total		2,230,598		1,869,751
Financial Liabilities [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions)		1,979,719	283,096	1,668,497
Other non-current liabilities		12,031	1,720
Trade payables		106,740	15,264	91,966
Financial liabilities included in other payables and accruals		140,450	20,084	103,014
Long-term payables (current and non-current portion)				6,274
Total		2,238,940	$ 320,164	1,869,751
Financial liabilities at fair value through profit or loss [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions)
Other non-current liabilities		6,374
Trade payables
Financial liabilities included in other payables and accruals		1,968
Total		¥ 8,342
Financial liabilities at fair value through profit or loss [Member]
Schedule of Categories of Financial Instruments [Line Items]
Interest-bearing bank and other borrowings (current and non-current portions)
Trade payables
Financial liabilities included in other payables and accruals
Long-term payables (current and non-current portion)
Total

[1]	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.